Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jun. 26, 2017
Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	0001006415
Amendment Flag	false
Document Creation Date	Jun. 26, 2017
Document Effective Date	Jun. 26, 2017
Prospectus Date	Mar. 01, 2017
Hartford Multi-Asset Income Fund | Class A
Risk/Return:
Trading Symbol	HAFAX
Hartford Multi-Asset Income Fund | Class T
Risk/Return:
Trading Symbol	HAFLX
Hartford Multi-Asset Income Fund | Class C
Risk/Return:
Trading Symbol	HAICX
Hartford Multi-Asset Income Fund | Class I
Risk/Return:
Trading Symbol	HAFIX
Hartford Multi-Asset Income Fund | Class R3
Risk/Return:
Trading Symbol	HAFRX
Hartford Multi-Asset Income Fund | Class R4
Risk/Return:
Trading Symbol	HAFSX
Hartford Multi-Asset Income Fund | Class R5
Risk/Return:
Trading Symbol	HAFTX
Hartford Multi-Asset Income Fund | Class Y
Risk/Return:
Trading Symbol	HAFYX
Hartford Multi-Asset Income Fund | Class F
Risk/Return:
Trading Symbol	HAFDX